SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
22.	SEGMENT INFORMATION

Prior to the disposal of Wuhu Feishang and Double Grow (Note 3) and acquisition of Bayannaoer Mining (Note 5), the Group operated in operating segments: exploration and mining-non-ferrous metals and copper smelting. As at December 31, 2017, the Company has one operating segment: exploration and mining. The accounting policies for the segment is as described in the summary of significant accounting policies. The Group evaluates performance based on operating earnings of the respective business units. The segment analysis below is provided for the Group's continuing operations, and does not include any amount for discontinued operations, namely the exploration and mining-non-ferrous metals and copper smelting.

Management monitors the results of the Group's operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable segment profit/loss, which is a measure of adjusted profit/loss before tax from continuing operations. The adjusted profit/loss before tax from continuing operations is measured consistently with the Group's profit/loss before tax from continuing operations except that interest income, finance costs as well as head office and corporate expenses are excluded from such measurement.

As disclosed in Note 3 to the consolidated financial statements, the Group has disposed of its equity interests of Wuhu Feishang and Double Grow in the exploration and mining-non-ferrous metals segment and copper smelting segment on March 3, 2017 and December 29, 2017, respectively. Accordingly, the exploration and mining-non-ferrous metals segment and copper smelting segment have been classified as discontinued operations and were excluded from the segment information for each of the three years in the period ended December 31, 2017.

For the year ended December 31, 2017, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	5	3	8
Operating loss	258	5,946	6,204
Interest income	1	38	39
Finance costs	—	14	14
Loss for the year from continuing operations	257	5,922	6,179

Total assets	705	29,043	29,748
Total liabilities	509	44,744	45,253

	US$
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	1	—	1
Operating loss	40	913	953
Interest income	—	6	6
Finance costs	—	2	2
Loss for the year from continuing operations	39	910	949

Total assets	108	4,464	4,572
Total liabilities	78	6,878	6,956

For the year ended December 31, 2016, the segment results were as follows:

	CNY
	Corporate activities	Total
	(Restated)	(Restated)
From continuing operations:
Depreciation and amortization	2	2
Operating loss	4,519	4,519
Interest income	75	75
Finance costs	1	1
Loss for the year from continuing operations	4,445	4,445

Total assets	94,793	94,793
Total liabilities	81,598	81,598

For the year ended December 31, 2015, the segment results were as follows:

	CNY
	Corporate activities	Total
	(Restated)	(Restated)
From continuing operations:
Depreciation and amortization	4	4
Operating loss	3,577	3,577
Interest income	164	164
Finance costs	2	2
Foreign exchange difference, net	354	354
Income tax expense	1,504	1,504
Loss for the year from continuing operations	5,273	5,273

Total assets	111,057	111,057
Total liabilities	128,856	128,856

The reconciliation of loss for the year from continuing operations to net loss is as follows:

	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Loss for the year from continuing operations	(5,273)	(4,445)	(6,179)	(949)
Loss for the year from discontinued operations	(36,176)	(18,591)	(23,817)	(3,660)
Net loss	(41,449)	(23,036)	(29,996)	(4,609)